JNF SSgA Sector Rotation Portfolio
PORTFOLIO SUMMARY – JNF SSGA SECTOR ROTATION PORTFOLIO
Investment Objective:
The JNF SSGA Sector Rotation Portfolio’s investment objective is to provide total return, while attempting to reduce portfolio volatility over a full market cycle.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		JNF SSgA Sector Rotation Portfolio
Management Fees		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.27%
Acquired Fund Fees and Expenses	[1]	0.03%
Total Annual Portfolio Operating Expenses		1.20%
[1]	Estimated and restated for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNF SSgA Sector Rotation Portfolio	122	381	660	1,455

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 234% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio's Adviser, JNF Advisors, Inc. (the "Adviser"), has delegated execution of the Portfolio's investment strategy to a sub-adviser, SSGA Funds Management, Inc. (the "Sub-Adviser"). The Portfolio's Sub-Adviser seeks to achieve the Portfolio's investment objective primarily through the allocation of assets to a combination of various exchange traded funds ("ETFs") registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Portfolio's asset allocation is determined by the Sub-Adviser using a tactical asset allocation strategy together with a Target Volatility Trigger ("TVT").

In accordance with the tactical asset allocation strategy, the Sub-Adviser invests the assets of the Portfolio among equity ETFs that provide exposure primarily to the U.S. equity sectors represented within the S&P 500 Index. The Portfolio's allocation among those equity sectors will be in proportions consistent with the Sub-Adviser's evaluation of the expected returns and risks of each equity sector as well as the allocation that, in the Sub-Adviser's view, will best meet the Portfolio's investment objective. The allocations to each equity sector will change over time as the Sub-Adviser's expectations of each equity sector shift.

In an effort to limit the adverse effects of volatility, the Portfolio will also incorporate a TVT designed to dynamically adjust exposures to maintain a desired target portfolio risk. Based upon a market volatility forecast, the Portfolio's exposure to selected assets seeks to be higher in periods of low predicted volatility and lower in periods of high predicted volatility. The Sub-Adviser utilizes quantitative inputs to measure volatility and to determine the size of positions.

The TVT is implemented by first setting volatility targets for the equity investments within the Portfolio. The Sub-Adviser then calculates a volatility forecast daily for the equity allocation. When forecasted volatility exceeds a given target, a portion of the Portfolio's assets is moved to cash and cash equivalents or money market instruments (including money market funds advised by the Sub-Adviser). This is done through the sale of physical securities or by taking a short position in a comparable derivative security. When a forecast comes in below the target, the Sub-Adviser does not reduce exposure to the selected assets. A substantial portion of the Portfolio's assets may be invested in cash and cash equivalents or money market instruments for an extended period of time as a result of the use of the TVT.

The Sub-Adviser invests the Portfolio’s assets primarily in ETFs that pay fees to the Sub-Adviser and/or its affiliates for management, marketing and/or other services. The Sub-Adviser may engage in frequent trading to achieve the Portfolio's investment objective, which may result in turnover in excess of 100%.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance.

• Conflict of Interest Risk: The Portfolio's Sub-Adviser may receive management or other fees from the ETFs ("Affiliated ETFs") in which the Portfolio may invest, as well as a sub-advisory fee for managing the Portfolio's assets. It is possible that a conflict of interest among the Portfolio and the Affiliated ETFs could affect how the Sub-Adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETFs. Because the amount of the investment management fees to be earned by the Sub-Adviser may differ depending upon the Affiliated ETFs in which the Portfolio invests, there is a conflict of interest for the Sub-Adviser in selecting the Affiliated ETFs. In addition, the Sub-Adviser may have an incentive to take into account the effect on an Affiliated ETF in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETF. Although the Sub-Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could negatively impact the Portfolio.

• Derivatives Risk: Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance. Derivatives are also subject to credit risk and liquidity risk.

• Equity Sector Risk: Investing in individual sectors within the US equity market comes with general equity market risk, but also involves the possibility of incorrectly forecasting relative sector performance. Sector selection may result in underperformance compared to holding a broad equity market investment.

• ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF.

• Issuer-Specific Risk: The value of a specific security or ETF can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The Sub-Adviser's investment decisions about individual securities and derivatives as well as ETFs impact the Portfolio's ability to achieve its investment objective. The ability of the Portfolio to meet its investment objective is directly related to the Sub-Adviser's allocation of the Portfolio's assets. The Sub-Adviser's judgments about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the Sub-Adviser's investment strategy will produce the desired results.

• Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETFs in which the Portfolio invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio's investments goes down, your investment in the Portfolio decreases in value and you could lose money.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Portfolio are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Portfolio's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Portfolio's realized capital gains or losses, which may affect the taxes you pay as a Portfolio shareholder.

• Target Volatility Trigger (“TVT”) Risk: There is no guarantee that the TVT will work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the TVT will be subject to the Sub-Adviser's ability to implement the TVT in a timely and efficient manner. The Sub-Adviser's volatility forecasts may be incorrect, or the allocation changes made by the Sub-Adviser in response to volatility forecasts may fail to have the intended effect. The TVT may result in periods of underperformance, may limit the Portfolio's ability to participate in rising markets and may increase transaction costs. The Portfolio's performance may be lower than similar portfolios that are not subject to volatility management techniques.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Portfolio (formerly the “JNF Equity Portfolio”) by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns compare with those of a broad-based securities market index. Past performance does not necessarily indicate how a Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-667-0564.

SSGA Funds Management, Inc. became the Portfolio’s sub-adviser in October 2014. Effective with the change in sub-adviser, the Portfolio’s investment strategy changed and the Portfolio’s benchmark index changed from the Russell Midcap Total Return Index to the S&P 500 Index. The performance results in the following charts, therefore, do not reflect the Portfolio’s current strategy.

Performance Bar Chart For Calendar Year Ended December 31, 2014

Best Quarter	3rd Quarter 2009	19.67%
Worst Quarter	4th Quarter 2008	(26.17)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns JNF SSgA Sector Rotation Portfolio		One Year	Five Years	Since Inception of the Portfolio		Inception Date
JNF SSgA Sector Rotation Portfolio		8.05%	16.94%	5.71%	[1]	May 01, 2007
Russell Midcap Total Return Index	[2]	13.22%	17.91%	7.71%	[1]
S&P 500 Index	[3]	11.39%	13.05%	4.34%	[1]
[1]	The inception date of the JNF SSGA Sector Rotation Portfolio is May 1, 2007.
[2]	The Russell Midcap Index is an unmanaged index that measures the performance of approximately 800 companies in the Russell 1000, which represents approximately 30% of the total market capitalization of the Russell 1000 Index.
[3]	The S&P 500 Index is composed of five hundred (500) selected stocks, all of which are listed on national stock exchanges and spans over 25 separate industry groups. Index returns assume reinvestment of dividends. Unlike the Portfolio's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.

JNF SSgA Tactical Allocation Portfolio
PORTFOLIO SUMMARY – JNF SSGA TACTICAL ALLOCATION PORTFOLIO
Investment Objective:
The JNF SSGA Tactical Allocation Portfolio's investment objective is to provide total return, while attempting to reduce portfolio volatility over a full market cycle.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		JNF SSgA Tactical Allocation Portfolio
Management Fees		0.65%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		0.43%
Acquired Fund Fees and Expenses	[1]	0.04%
Total Annual Portfolio Operating Expenses		1.37%
Fee Waiver and/or Reimbursement	[2]	(0.08%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement		1.29%
[1]	Estimated and restated for the current fiscal year. Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[2]	The Portfolio's Adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2016 to ensure that Total Annual Portfolio Operating Expenses After Expense Waiver and Reimbursements (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example options and swap fees and expenses), borrowing costs (such as interest and dividend expense on securities sold short), taxes, and extraordinary expenses, such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser)) will not exceed 1.25% of the Portfolio. These fee waivers and expense reimbursements by the Adviser are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. This agreement may be terminated only by the Portfolio's Board of Trustees on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNF SSgA Tactical Allocation Portfolio	131	426	742	1,639

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 186% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio's Adviser, JNF Advisors, Inc. (the "Adviser"), has delegated execution of the Portfolio's investment strategy to a sub-adviser, SSGA Funds Management, Inc. (the "Sub-Adviser"). The Portfolio's Sub-Adviser seeks to achieve the Portfolio's investment objective primarily through the allocation of assets to a combination of various exchange traded products ("ETPs"). ETPs in which the Portfolio invests include exchange traded funds (“ETFs”) registered under the Investment Company Act of 1940, as amended (the "1940 Act"), and exchange traded notes ("ETNs"). The Portfolio may also invest in ETPs that are qualified publicly traded partnerships (“QPTPs”). The Portfolio's asset allocation is determined by the Sub-Adviser using a tactical asset allocation strategy together with a Target Volatility Trigger ("TVT").

In accordance with the tactical asset allocation strategy, the Sub-Adviser invests the assets of the Portfolio among ETPs that provide exposure to six primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment grade and high yield (commonly known as “junk bonds”) debt securities; (iii) hybrid equity/debt securities (such as preferred stock and convertible securities); (iv) commodity futures and physical commodities; (v) real estate investment trusts ("REITs"); and (vi) domestic and international inflation-protected debt securities. The Portfolio's allocation among those asset classes will be in proportions consistent with the Sub-Adviser's evaluation of the expected returns and risks of each asset class as well as the allocation that, in the Sub-Adviser's view, will best meet the Portfolio's investment objective. The allocations to each asset class will change over time as the Sub-Adviser's expectations of each asset class shift. The Portfolio's indirect holdings by virtue of investing in ETPs representing these asset classes will consist of a diversified mix of domestic and international equity securities, investment grade and high yield government and corporate bonds, hybrid securities such as preferred stock and convertible securities, inflation protected securities, REITs, inflation-protected bonds, and commodity futures and physical commodities.

In an effort to limit the adverse effects of volatility, the Portfolio will also incorporate a TVT designed to dynamically adjust exposures to maintain a desired target portfolio risk. Based upon a market volatility forecast, the Portfolio's exposure to selected assets seeks to be higher in periods of low predicted volatility and lower in periods of high predicted volatility. The Sub-Adviser utilizes quantitative inputs to measure volatility and to determine the size of positions.

The TVT is implemented by first setting volatility targets for the equity and fixed income asset classes within the Portfolio. The Sub-Adviser then calculates a volatility forecast daily for each asset. When forecasted volatility exceeds a given target, a portion of the Portfolio's assets is moved to fixed income investments and/or cash and cash equivalents or money market instruments (including money market funds advised by the Sub-Adviser). This is done through the sale of physical securities or by taking a short position in a comparable derivative security. When a forecast comes in below the target, the Sub-Adviser does not reduce exposure to the selected assets. A substantial portion of the Portfolio's assets may be invested in cash and cash equivalents or money market instruments for an extended period of time as a result of the use of the TVT.

The Sub-Adviser invests the Portfolio’s assets primarily in ETPs that pay fees to the Sub-Adviser and/or its affiliates for management, marketing and/or other services. The Sub-Adviser may engage in frequent trading to achieve the Portfolio's investment objective, which may result in turnover in excess of 100%.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio's net asset value and performance.

• Commodities Risk: Exposure to the commodities markets may subject the Portfolio to greater volatility than other types of investments. Commodities are subject to substantial price fluctuations over short periods of time and may be affected by unpredictable economic, political and environmental events.

• Conflict of Interest Risk: The Portfolio's Sub-Adviser may receive management or other fees from the ETFs ("Affiliated ETFs") in which the Portfolio may invest, as well as a sub-advisory fee for managing the Portfolio's assets. It is possible that a conflict of interest among the Portfolio and the Affiliated ETFs could affect how the Sub-Adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETFs. Because the amount of the investment management fees to be earned by the Sub-Adviser may differ depending upon the Affiliated ETFs in which the Portfolio invests, there is a conflict of interest for the Sub-Adviser in selecting the Affiliated ETFs. In addition, the Sub-Adviser may have an incentive to take into account the effect on an Affiliated ETF in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETF. Although the Sub-Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could negatively impact the Portfolio.

• Convertible Securities Risk: Convertible securities tend to be subordinate to other debt securities issued by the same issuer so such securities may not receive full repayment in the event of an issuer default. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their "conversion value," which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Portfolio or through an ETP, resulting in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

• Derivatives Risk: Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance. Derivatives are also subject to credit risk and liquidity risk.

• Equity Sector Risk: Investing in individual sectors within the US equity market comes with general equity market risk, but also involves the possibility of incorrectly forecasting relative sector performance. Sector selection may result in underperformance compared to holding a broad equity market investment.

• ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the "Alternative Asset" market segment may be more volatile than other Portfolio investments. The “Alternative Asset” market segment refers to investments that are historically not highly correlated to either equity or fixed income investments.

• ETN Investment Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Portfolio may not receive the return it was promised and could lose its entire investment. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Portfolio's decision to sell its ETN holdings may be limited by the availability of a secondary market.

• Fixed Income Risk: When the Portfolio invests in ETPs that own bonds, or in this type of security directly, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Portfolio. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Portfolio's investments decreases.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Geographic Concentration Risk: Because the Portfolio may invest a relatively large percentage of its assets in issuers or commodities located in a single country, a small number of countries, or a particular geographic region, the Portfolio's performance will be closely tied to market, currency, or economic, political, environmental, or regulatory conditions and developments in those countries or that region, and could be more volatile than the performance of more geographically-diversified investments.

• High Yield Debt Securities Risk: Lower-quality bonds, known as “high yield” or “junk” bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Portfolio’s ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Portfolio’s share price.

• Inflation Protected Securities Risk: Inflation protected securities, such as treasury inflation protected securities ("TIPS"), generally fluctuate in response to changes in "real" interest rates. Real interest rates represent nominal (stated) interest rates reduced by the expected impact of inflation. Generally, an inflation protected security's value will decrease when real interest rates rise and increase when real interest rates fall. Interest payments on inflation-protected debt securities can be unpredictable and will vary as the principal and/or interest is adjusted for inflation. During periods of "deflation," the principal and income of an inflation protected security may decline in price, which could result in losses for the Portfolio.

• Issuer-Specific Risk: The value of a specific security or ETP can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The Sub-Adviser's investment decisions about individual securities and derivatives as well as ETPs impact the Portfolio's ability to achieve its investment objective. The ability of the Portfolio to meet its investment objective is directly related to the Sub-Adviser's allocation of the Portfolio's assets. The Sub-Adviser's judgments about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the Sub-Adviser's investment strategy will produce the desired results.

• Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETPs in which the Portfolio invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio's investments goes down, your investment in the Portfolio decreases in value and you could lose money.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Portfolio are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Portfolio's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Portfolio's realized capital gains or losses, which may affect the taxes you pay as a Portfolio shareholder.

• Preferred Securities Risk: Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred securities are subordinated to bonds and other debt instruments in a company's capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer's board of directors. An issuer's board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time.

• Real Estate Sector Risk: Investments in real estate securities are subject to the risks of decreases in real estate values, overbuilding, increased competition and local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, a REIT may fail to qualify for favorable tax treatment under the Internal Revenue Code.

• Small and Micro-Cap Companies Risk: Small companies may offer greater opportunities for capital appreciation than larger companies, but they tend to be more vulnerable to adverse developments than larger companies, and investments in such companies may involve certain special risks. The securities of small companies may trade less frequently and in smaller volumes than more widely held securities. The prices of these securities may fluctuate more sharply than those of other securities, and the Portfolio may experience some difficulty in establishing or closing out positions in these securities at prevailing market prices. Some securities of smaller issuers may be illiquid or may be restricted as to resale. Micro-cap companies may have been very recently organized and may have only limited sources of additional capital. Their securities may be extremely volatile and may experience very limited trading markets and liquidity.

• Target Volatility Trigger (“TVT”) Risk: There is no guarantee that the TVT will work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the TVT will be subject to the Sub-Adviser's ability to implement the TVT in a timely and efficient manner. The Sub-Adviser's volatility forecasts may be incorrect, or the allocation changes made by the Sub-Adviser in response to volatility forecasts may fail to have the intended effect. The TVT may result in periods of underperformance, may limit the Portfolio's ability to participate in rising markets and may increase transaction costs. The Portfolio's performance may be lower than similar portfolios that are not subject to volatility management techniques.

Performance:

The following bar chart and table below provide some indication of the risks of investing in the Portfolio (formerly the “JNF Balanced Portfolio”) by showing changes in the Portfolio's performance from year to year and by showing how the Portfolio's average annual returns compare with those of a broad-based securities market index and two supplemental indices. Past performance does not necessarily indicate how a Portfolio will perform in the future. Updated performance information is available at no cost by calling 1-866-667-0564.

SSGA Funds Management, Inc. became the Portfolio’s sub-adviser in October 2014. Effective with the change in sub-adviser, the Portfolio’s investment strategy changed and the Portfolio’s blended benchmark index changed from 70% Russell 1000 Total Return Index and 30% Barclay’s Capital US Aggregate Index to 70% MSCI All Country World Index and 30% Barclay’s Capital US Aggregate Index. The performance results in the following charts, therefore, do not reflect the Portfolio’s current strategy.

Performance Bar Chart For Calendar Year Ended December 31, 2014

Best Quarter	2nd Quarter 2009	13.16%
Worst Quarter	4th Quarter 2008	(12.73)%

Performance Table Average Annual Total Returns (For periods ended December 31, 2014)
Average Annual Total Returns JNF SSgA Tactical Allocation Portfolio		One Year		Five Years		Since Inception of the Portfolio		Inception Date
JNF SSgA Tactical Allocation Portfolio		6.94%	[1]	10.91%	[1]	5.87%	[1],[2]	May 01, 2007
Russell 1000 Total Return Index	[1]	13.24%		15.64%		6.81%	[2]
Barclays Capital US Aggregate Index	[1]	5.97%		4.45%		5.00%	[2]
MSCI All Country World Index	[1]	4.17%		9.17%		3.07%	[2]
Blended Benchmark Index (70% Russell 1000 Total Return Index and 30% Barclays Capital US Aggregate Index)	[1]	11.08%		12.40%		6.59%	[2]
Blended Benchmark Index (70% MSCI All Country World Return Index and 30% Barclays Capital US Aggregate Index)	[1]	4.78%		7.99%		4.01%	[2]
[1]	The Russell 1000 Index is an unmanaged index that measures the performance of the 1000 largest companies in the Russell 3000. The Barclays Capital US Aggregate Index is a widely accepted, unmanaged index of corporate, U.S. government and U.S. government agency debt instruments, mortgage-backed securities, and asset-backed securities. The MSCI All Country World Index is a free float-adjusted market capitalization weighted index that is designed to measure the equity market performance of developed and emerging markets. Index returns assume reinvestment of dividends. Unlike the Portfolio's returns, however, they do not reflect any fees or expenses. An investor cannot invest directly in an index.
[2]	The inception date of the JNF SSGA Tactical Allocation Portfolio is May 1, 2007.

JNF SSgA Retirement Income Portfolio
PORTFOLIO SUMMARY – JNF SSGA RETIREMENT INCOME PORTFOLIO
Investment Objective:
The JNF SSGA Retirement Income Portfolio’s investment objective is to provide total return, while attempting to reduce portfolio volatility over a full market cycle.
Fees and Expenses of the Portfolio:

The following table describes the annual operating expenses that you pay indirectly if you invest in the Portfolio through your retirement plan or if you allocate your insurance contract premiums or payments to the Portfolio. However, each insurance contract and separate account involves fees and expenses that are not described in this Prospectus. If the fees and expenses of your insurance contract or separate account were included in this table, your overall expenses would be higher. You should review the insurance contract prospectus for a complete description of fees and expenses.

Annual Portfolio Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Portfolio Operating Expenses		JNF SSgA Retirement Income Portfolio
Management Fees		0.50%
Distribution and Service (12b-1) Fees		0.25%
Other Expenses		1.32%
Acquired Fund Fees and Expenses	[1]	0.94%
Total Annual Portfolio Operating Expenses		3.01%
Fee Waiver and/or Reimbursement	[2]	(1.07%)
Total Annual Portfolio Operating Expenses After Fee Waiver and/or Reimbursement		1.94%
[1]	Acquired Fund Fees and Expenses are the indirect costs of investing in other investment companies. The operating expenses in this fee table will not correlate to the expense ratio in the Portfolio's financial highlights because the financial statements include only the direct operating expenses incurred by the Portfolio, not the indirect costs of investing in other investment companies.
[2]	The Portfolio's adviser has contractually agreed to waive its fees and reimburse expenses of the Portfolio, at least until April 30, 2016 to ensure that Total Annual Portfolio Operating Expenses After Expense Reimbursements (exclusive of any front-end or contingent deferred loads; brokerage fees and commissions; acquired fund fees and expenses; fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses); borrowing costs (such as interest and dividend expense on securities sold short); taxes; and extraordinary expenses such as litigation expenses (which may include indemnification of Portfolio officers and Trustees, contractual indemnification of Portfolio service providers (other than the Adviser))) will not exceed 1.00% of the Portfolio. These fee waivers and expense reimbursements by the adviser are subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment can be achieved within the foregoing expense limits. These agreements may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the adviser.

Example:
This Example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. You would pay the same expenses if you did not redeem your shares. However, each insurance contract and separate account involves fees and expenses that are not included in the Example. If these fees and expenses were included in the Example, your overall expenses would be higher. The Example also assumes that your investment has a 5% return each year and that the Portfolio's operating expenses remain the same. Although your actual costs may be higher or lower, based upon these assumptions your costs would be:

Expense Example (USD $)	1 Year	3 Years	5 Years	10 Years
JNF SSgA Retirement Income Portfolio	197	830	1,488	3,252

Portfolio Turnover:

The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or "turns over" its portfolio). These costs, which are not reflected in annual portfolio operating expenses or in the Example, affect the Portfolio's performance. A higher portfolio turnover rate may indicate higher transaction costs. During the most recent fiscal year, the Portfolio's portfolio turnover rate was 93% of the average value of its portfolio.

Principal Investment Strategies:

The Portfolio’s Adviser, JNF Advisors, Inc. (the “Adviser”), has delegated execution of the Portfolio’s investment strategy to the Portfolio’s sub-adviser. The Portfolio’s sub-adviser seeks to achieve the Portfolio’s investment objective primarily through the allocation of assets to a combination of various exchange traded products (“ETPs”). ETPs in which the Portfolio invests include exchange traded funds registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and exchange traded notes (“ETNs”). The Portfolio’s asset allocation is determined by the sub-adviser using a tactical asset allocation strategy together with a Target Volatility Trigger (“TVT”).

In accordance with the tactical asset allocation strategy, the sub-adviser invests the assets of the Portfolio among ETPs that provide exposure to four primary asset classes: (i) domestic and international equity securities; (ii) domestic and international investment grade and high yield debt securities; (iii) hybrid equity/debt securities (such as preferred stock and convertible securities); and (iv) real estate investment trusts (“REITs”). The Portfolio’s allocation among those asset classes will be in proportions consistent with the sub-adviser’s evaluation of the expected returns and risks of each asset class as well as the allocation that, in the sub-adviser’s view, will best meet the Portfolio’s investment objective. The allocations to each asset class will change over time as the sub-adviser’s expectations of each asset class shift. The Portfolio’s indirect holdings by virtue of investing in ETPs representing these asset classes will consist of a diversified mix of domestic and international equity securities, investment grade and high yield government and corporate bonds, hybrid securities such as preferred stock and convertible securities, inflation protected securities, and REITs.

In an effort to limit the adverse effects of volatility, the Portfolio will also incorporate a TVT designed to dynamically adjust exposures to maintain a desired target portfolio risk. Based upon a market volatility forecast, the Portfolio’s exposure to selected assets seeks to be higher in periods of low predicted volatility and lower in periods of high predicted volatility. The sub-adviser utilizes quantitative inputs to measure volatility and to determine the size of positions.

The TVT is implemented by first setting volatility targets for the equity and fixed income asset classes within the Portfolio. The sub-adviser then calculates a volatility forecast daily for each asset. When forecasted volatility exceeds a given target, a portion of the Portfolio’s assets is moved to fixed income investments and/or cash and cash equivalents or money market instruments (including money market funds advised by the sub-adviser). This is done through the sale of physical securities or by taking a short position in a comparable derivative security. When a forecast comes in below the target, the sub-adviser does not reduce exposure to the selected assets. A substantial portion of the Portfolio’s assets may be invested in cash and cash equivalents or money market instruments for an extended period of time as a result of the use of the TVT.

The Sub-Adviser invests the Portfolio's assets primarily in ETPs that pay fees to the Sub-Adviser and/or its affiliates for management, marketing and/or other services. The Sub-Adviser may engage in frequent trading to achieve the Portfolio's investment objective, which may result in turnover in excess of 100%.

Principal Investment Risks:

As with all mutual funds, there is the risk that you could lose money through your investment in the Portfolio. Many factors affect the Portfolio’s net asset value and performance.

• Conflict of Interest Risk: The Portfolio's Sub-Adviser may receive management or other fees from the ETPs ("Affiliated ETPs") in which the Portfolio may invest, as well as a sub-advisory fee for managing the Portfolio's assets. It is possible that a conflict of interest among the Portfolio and the Affiliated ETPs could affect how the Sub-Adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETPs. Because the amount of the investment management fees to be earned by the Sub-Adviser may differ depending upon the Affiliated ETPs in which the Portfolio invests, there is a conflict of interest for the Sub-Adviser in selecting the Affiliated ETPs. In addition, the Sub-Adviser may have an incentive to take into account the effect on an Affiliated ETP in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETP. Although the Sub-Adviser takes steps to address the conflicts of interest, it is possible that the conflicts could negatively impact the Portfolio.

• Convertible Securities Risk: Convertible securities tend to be subordinate to other debt securities issued by the same issuer so such securities may not receive full repayment in the event of an issuer default. Convertible securities generally provide yields higher than the underlying stocks, but generally lower than comparable non-convertible securities. Because of this higher yield, convertible securities generally sell at a price above their “conversion value,” which is the current market value of the stock to be received upon conversion. The difference between this conversion value and the price of convertible securities will vary over time depending on changes in the value of the underlying common stocks and interest rates.

• Credit Risk: There is a risk that issuers and counterparties will not make payments on securities and other investments held by the Portfolio or through an ETP, resulting in losses to the Portfolio. In addition, the credit quality of securities held by the Portfolio may be lowered if an issuer's financial condition changes. Lower credit quality may lead to greater volatility in the price of a security and in shares of the Portfolio. Lower credit quality also may affect liquidity and make it difficult for the Portfolio to sell the security. The Portfolio may invest, directly or indirectly, in "junk bonds." Such securities are speculative investments that carry greater risks than higher quality debt securities.

• Derivatives Risk: Even a small investment in derivatives (which include options, futures, swap contracts and other transactions) may give rise to leverage risk, and can have a significant impact on the Portfolio's performance. Derivatives are also subject to credit risk and liquidity risk.

• ETF Investment Risk: ETFs are subject to investment advisory fees and other expenses, which will be indirectly paid by the Portfolio. As a result, the cost of investing in the Portfolio will be higher than the cost of investing directly in ETFs and may be higher than other mutual funds that invest directly in stocks and bonds. Index-based ETFs in which the Portfolio invests will not be able to replicate exactly the performance of the indices they track and the market value of ETF shares may differ from their net asset value. Each ETF is subject to specific risks, depending on the nature of the ETF and ETFs that invest in the "Alternative Asset" market segment may be more volatile than other Portfolio investments.

The Portfolio’s sub-adviser may receive management or other fees from the ETFs (“Affiliated ETFs”) in which the Portfolio may invest, as well as a sub-advisory fee for managing the Portfolio’s assets. It is possible that a conflict of interest among the Portfolio and the Affiliated ETFs could affect how the sub-adviser fulfills its fiduciary duties to the Portfolio and the Affiliated ETFs. Because the amount of the investment management fees to be earned by the sub-adviser may differ depending upon the Affiliated ETFs in which the Portfolio invests, there is a conflict of interest for the sub-adviser in selecting the Affiliated ETFs. In addition, the sub-adviser may have an incentive to take into account the effect on an Affiliated ETF in which the Portfolio may invest in determining whether, and under what circumstances, to purchase or sell shares in that Affiliated ETF. Although the sub-adviser takes steps to address the conflicts of interest, it is possible that the conflicts could negatively impact the Portfolio.

• ETN Investment Risk: The value of an ETN may be influenced by time to maturity, level of supply and demand for the ETN, volatility and lack of liquidity in the underlying market, changes in the applicable interest rates, and economic, legal, political or geographic events that affect the referenced market. Because ETNs are debt securities, they are subject to credit risk. If the issuer has financial difficulties or goes bankrupt, the Portfolio may not receive the return it was promised and could lose its entire investment. There are no periodic interest payments for ETNs, and principal is not protected. As is the case with ETFs, an investor could lose some of or the entire amount invested in ETNs. The Portfolio’s decision to sell its ETN holdings may be limited by the availability of a secondary market.

• Fixed Income Risk: When the Portfolio invests in ETPs that own bonds, or in this type of security directly, the value of your investment in the Portfolio will fluctuate with changes in interest rates. Typically, a rise in interest rates causes a decline in the value of bond funds owned by the Portfolio. On the other hand, if rates fall, the value of the fixed income securities generally increases. Your investment will decline in value if the value of the Portfolio's investments decreases.

• Foreign Investment Risk: Foreign investing involves risks not typically associated with U.S. investments, including adverse fluctuations in foreign currency values, adverse political, social and economic developments, less liquidity, greater volatility, less developed or less efficient trading markets, political instability and differing auditing and legal standards. Investing in emerging markets imposes risks different from, or greater than, risks of investing in foreign developed countries.

• Issuer-Specific Risk: The value of a specific security or ETP can be more volatile than the market as a whole and can perform differently from the value of the market as a whole. The value of securities of smaller issuers can be more volatile than that of larger issuers. The value of certain types of securities can be more volatile due to increased sensitivity to adverse issuer, political, regulatory, market, or economic developments.

• Management Risk: The Adviser's and the Sub-Adviser’s investment decisions about individual securities and derivatives as well as ETPs impact the Portfolio's ability to achieve its investment objective. The Adviser's and the Sub-Adviser's judgments about the attractiveness and potential appreciation of particular investments in which the Portfolio invests may prove to be incorrect and there is no guarantee that the Adviser's or the Sub-Adviser's investment strategy will produce the desired results.

• Market Risk: Overall stock market risks may affect the value of individual securities, derivatives and ETPs in which the Portfolio invests. Factors such as domestic economic growth and market conditions, interest rate levels, and political events affect the securities markets. When the value of the Portfolio's investments goes down, your investment in the Portfolio decreases in value and you could lose money.

• Portfolio Turnover Risk: Portfolio turnover refers to the rate at which the securities held by the Portfolio are replaced. The higher the rate, the higher the transactional and brokerage costs associated with the turnover, which may reduce the Portfolio's return unless the securities traded can be bought and sold without corresponding commission costs. Active trading of securities may also increase the Portfolio's realized capital gains or losses, which may affect the taxes you pay as a Portfolio shareholder.

• Preferred Securities Risk: Generally, preferred security holders (such as the Portfolio) have no voting rights with respect to the issuing company unless certain events occur. In addition, preferred securities are subordinated to bonds and other debt instruments in a company’s capital structure and therefore will be subject to greater credit risk than those debt instruments. Unlike debt securities, dividend payments on a preferred security typically must be declared by the issuer’s board of directors. An issuer’s board of directors is generally not under any obligation to pay a dividend (even if such dividends have accrued), and may suspend payment of dividends on preferred securities at any time.

• Real Estate Sector Risk: Investments in real estate securities are subject to the risks of decreases in real estate values, overbuilding, increased competition and local or general economic conditions, increases in operating costs and property taxes, changes in zoning laws, casualty or condemnation losses, possible environmental liabilities, regulatory limitations on rent and fluctuations in rental income. Changes in interest rates may also affect the value of real estate securities. Certain real estate securities have a relatively small market capitalization, which may tend to increase the volatility of the market price of these securities. Real estate securities are also subject to heavy cash flow dependency and defaults by borrowers. In addition, a REIT may fail to qualify for favorable tax treatment under the Internal Revenue Code.

• Target Volatility Trigger (“TVT”) Risk: There is no guarantee that the TVT will work as intended. Because market conditions change, sometimes rapidly and unpredictably, the success of the TVT will be subject to the sub-adviser’s ability to implement the TVT in a timely and efficient manner. The sub-adviser’s volatility forecasts may be incorrect, or the allocation changes made by the sub-adviser in response to volatility forecasts may fail to have the intended effect. The TVT may result in periods of underperformance, may limit the Portfolio’s ability to participate in rising markets and may increase transaction costs. The Portfolio’s performance may be lower than similar portfolios that are not subject to volatility management techniques.

Performance:

Because the Portfolio has less than a full calendar year of investment operations, no bar chart or Average Annual Total Returns table is presented for the Portfolio at this time. In the future, performance information will be presented in this section of this Prospectus. Also, shareholder reports containing financial and performance information will be mailed to shareholders semi-annually.